Financial Instruments - Forward Agreements to Purchase Foreign Currency (Detail) - Foreign exchange forward contracts [member] - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
0-1 year [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	$ 9,042	$ 8,447
Fair value Liability	(1,040)	(292)
Fair Value Asset	4	34
Second 12 months
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	66	215
Fair value Liability	(41)
Fair Value Asset		27
Third 12 months
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	23	52
Fair value Liability	(2)
Fair Value Asset		$ 5
Fourth 12 months
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	$ 2